FDIC loss share asset and true up payment obligation (Tables)	12 Months Ended
Dec. 31, 2019
Table Text Block
FDIC Indemnification Asset Roll Forward
	Years ended December 31,
(In thousands)	2018	2017
Balance at beginning of year	$46,316	$69,334
FDIC loss-share Termination Agreement	(45,659)	-
Amortization	(934)	(469)
Credit impairment losses to be covered under loss sharing agreements	104	3,136
Reimbursable expenses	537	2,454
Net payments from FDIC under loss-sharing agreements	(364)	(22,589)
Other adjustments attributable to FDIC loss-sharing agreements	-	(5,550)
Balance at end of period	$-	$46,316
Balance due to the FDIC for recoveries on covered assets	-	(1,124)
Balance at end of period	$-	$45,192